Cover Page	Apr. 17, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 05, 2024
Entity Registrant Name	VERACYTE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36156
Entity Tax Identification Number	20-5455398
Entity Address, Address Line One	6000 Shoreline Court
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	243-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VCYT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 6, 2024, Veracyte, Inc., a Delaware corporation (“Veracyte”), filed a Current Report on Form 8-K (the “Original 8-K”) to announce the completion on February 5, 2024 of its previously announced acquisition of C2i Genomics, Inc., a Delaware corporation (“C2i Genomics”), pursuant to an Agreement and Plan of Merger, dated as of January 5, 2024, by and among Veracyte, C2i Genomics, Canary Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of Veracyte, Veracyte Diagnostics, LLC, a Delaware limited liability company and a wholly owned subsidiary of Veracyte, and Fortis Advisors LLC, as the securityholders’ agent (such agreement, the “Merger Agreement” with such acquisition pursuant to the Merger Agreement being referred to herein as the “Acquisition”).In connection with the Acquisition, Veracyte obtained from the Securities and Exchange Commission, pursuant to its authority under Rule 3-13 under Regulation S-X, a partial waiver from the requirements of Rule 3-05 and Article 11 of Regulations S-X to provide certain financial statements of C2i Genomics relating to the Acquisition. As a result, Veracyte will only provide the audited financial statements and accompanying notes of C2i Genomics as of and for the year ended December 31, 2023 and the unaudited pro forma condensed combined financial statements of Veracyte giving effect to the Acquisition as of and for the year ended December 31, 2023 (collectively, the “Financial Statements”).This amendment to the Original 8-K is being filed for the purpose of satisfying Veracyte’s obligation to file the Financial Statements pursuant to Item 9.01 of Form 8-K, and this amendment should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to the information contained in the Original 8-K, and Veracyte has not updated any information contained therein to reflect events that have occurred since the date of the Original 8-K.
Amendment Flag	true
Entity Central Index Key	0001384101